Related Party Transactions - Summary of Significant Receivables From and Payables To Related Parties (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Trade Receivables Related Party Transactions	₨ 30		₨ 104	$ 0
Amounts receivable related party transactions	1,358		6,050	18
Loans given	835	$ 11	788
Investment in structured investments			47,717
Investments	1,013		3,288	13
Trade payable related party transactions	1,210		248	16
Amounts payable related party transactions	1,282		22,463	17
Commission and consultancy fees payable to KMP and their relatives	63		47	1
Guarantees outstanding given / (taken)	255		507	3
Banking limits assigned/utilized/renewed to/for group companies	1,150		1,150	$ 15
Entities With Joint Control Or Significant Influence Over Entity And Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Trade Receivables Related Party Transactions	30		104
Amounts receivable related party transactions	1,325		6,040
Loans given	793		737
Investment in structured investments			47,717
Investments	1,013		2,227
Trade payable related party transactions	1,143		248
Amounts payable related party transactions	601		21,596
Commission and consultancy fees payable to KMP and their relatives	0		0
Guarantees outstanding given / (taken)	0		0
Banking limits assigned/utilized/renewed to/for group companies	1,150		1,150
Associates Or Joint Ventures [Member]
Disclosure of transactions between related parties [line items]
Trade Receivables Related Party Transactions	0		0
Amounts receivable related party transactions	10		10
Loans given	42		51
Investment in structured investments			0
Investments	0		0
Trade payable related party transactions	0		0
Amounts payable related party transactions	0		0
Commission and consultancy fees payable to KMP and their relatives	0		0
Guarantees outstanding given / (taken)	0		0
Banking limits assigned/utilized/renewed to/for group companies	0		0
Other related parties [member]
Disclosure of transactions between related parties [line items]
Trade Receivables Related Party Transactions	0		0
Amounts receivable related party transactions	23		0
Loans given	0		0
Investment in structured investments			0
Investments	0		1,061
Trade payable related party transactions	67		0
Amounts payable related party transactions	681		867
Commission and consultancy fees payable to KMP and their relatives	63		47
Guarantees outstanding given / (taken)	255		507
Banking limits assigned/utilized/renewed to/for group companies	₨ 0		₨ 0